Deferred tax assets and liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 12,735	$ 11,791
Tax loss carryforwards expired	24	8	$ 6
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	22	67
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	147	27
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	50	146
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,736	591
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,233	2,149
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6,661	5,866
Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,886	2,945
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5,211	6,520
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	3	44
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	88	15
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	26	79
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	399	569
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,136	580
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,456	2,975
Capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,103	2,258
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	7,524	5,271
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	19	23
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	59	12
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	24	67
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,337	22
Not capitalized [member] | Four years [member] | US
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,300
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	97	1,569
Not capitalized [member] | Five years [member] | US
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets		1,500
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4,205	2,891
Not capitalized [member] | More than five years [member] | US
Statement [line items]
Tax loss carry forwards	4,000	2,800
Not capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 783	$ 687